Pay vs Performance Disclosure pure in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the HRCC views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the CD&A beginning on page 27.
In accordance with SEC rules, the following table and supporting narrative contain information regarding compensation actually paid (“CAP”). Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT total compensation values for the applicable year as described in the footnotes to the following table.
The HRCC did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
Pay Versus Performance Table
Year	SCT Total for CEO #1 ($)(1)	SCT Total for CEO #2 ($)(2)	CAP to CEO #1 ($)(1)	CAP Paid to CEO #2 ($)(2)	Average SCT Total for Other NEOs ($)(3)	Average CAP to Other NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		GAAP Net Loss (millions)	Adjusted operating cash flow (millions)(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	$6,626,033	$6,431,741	$6,626,033	$5,514,924	$2,854,557	$2,650,330	$42	$111	$(911)	$692
2021	$8,975,983	N/A	$8,978,348	N/A	$3,329,371	$3,327,359	N/A	N/A	$(717)	$829
2020	$14,887,538	N/A	$13,838,104	N/A	$4,497,889	$4,245,890	N/A	N/A	$(945)	$866
(1)
Mark Trudeau served as our CEO in 2020, 2021 and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022.

(3)
Our other NEOs serving in 2020 were Bryan Reasons, Hugh O’Neill, Steven Romano and Mark Casey. Our other NEOs serving in 2021 were Mr. O’Neill and Dr. Romano. Our other NEOs serving in 2022 were Mr. Reasons, Mr. O’Neill and Dr. Romano, as well as Mark Tyndall, Stephen Welch and Henriette Nielsen.

(4)
Assumes a hypothetical initial investment of $100 in new ordinary shares issued on June 17, 2022. Peer Group used for total shareholder return (“TSR”) comparisons reflects NYSE Pharmaceutical Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” furnished on pages 60-61 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 30, 2022. The 2022 TSR covers the period from June 17, 2022 through December 30, 2022, reflecting the period of time since Company’s emergence from Chapter 11 proceedings.

(5)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For 2022, we selected adjusted operating cash flow. For 2020, the adjusted operating cash flow measure that we used for compensation purposes did include interest payments, but these amounts were excluded in this measure in 2021 and 2022. For consistency, adjusted operating cash flow for 2020 in the table above excludes the $268 million in interest payments. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted operating cash flow is a non-GAAP measure, and it represents operating cash flow prepared in accordance with GAAP adjusted for separation costs, reorganization advisor fees, working capital impacts related to the CARES Act, significant legal and environmental charges, working capital impacts resulting from the Company’s Chapter 11 bankruptcy filing, severance costs, interest payments, acquisition/divestiture costs, incremental Terlivaz launch spend contingent upon FDA approval and the impact of a customer bankruptcy.

To calculate compensation actually paid for our CEOs and other NEOs the following adjustments were made to SCT total pay.
	CEO #1 Mr. Trudeau			CEO #2 Mr. Olafsson
	2020	2021	2022	2020	2021	2022
SCT Total	$14,887,538	$8,975,983	$6,626,033	N/A	N/A	$6,431,741
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	—	—	—	N/A	N/A	$(4,580,263)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	—	—	—	N/A	N/A	—
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	—	—	—	N/A	N/A	$3,663,446
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(672,936)	—	—	N/A	N/A	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(184,900)	$2,365	—	N/A	N/A	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	—	—	—	N/A	N/A	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(191,599)	—	—	N/A	N/A	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	N/A	N/A	N/A	N/A	N/A	—
CAP	$13,838,104	$8,978,348	$6,626,033	N/A	N/A	$5,514,924
	Average Other NEOs
	2020	2021	2022
SCT Total	$4,497,889	$3,329,371	$2,854,557
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	—	—	$(1,017,838)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	—	—	—
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	—	—	$814,101
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(186,366)	$(3,253)	$(352)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(42,011)	$1,241	$(138)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	—	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(23,621)	—	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	N/A	N/A	N/A
CAP	$4,245,890	$3,327,359	$2,650,330
The equity awards included above are comprised of PSUs, RSUs and stock options granted from 2016 through 2022. The following assumptions underpin the fair value calculations.
Fair values for PSUs subject to market-based measures such as relative TSR have been calculated using a Monte Carlo valuation model. As a result of the cancellation of all of the outstanding PSUs in December 2020, no valuations were required for the 2021 measurement year. Fair values for stock options have been calculated using a Black-Scholes valuation model as of the relevant measurement date.

Company Selected Measure Name			Adjusted operating cash flow
Named Executive Officers, Footnote [Text Block]
(1)
Mark Trudeau served as our CEO in 2020, 2021 and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022.

(3)
Our other NEOs serving in 2020 were Bryan Reasons, Hugh O’Neill, Steven Romano and Mark Casey. Our other NEOs serving in 2021 were Mr. O’Neill and Dr. Romano. Our other NEOs serving in 2022 were Mr. Reasons, Mr. O’Neill and Dr. Romano, as well as Mark Tyndall, Stephen Welch and Henriette Nielsen.

Peer Group Issuers, Footnote [Text Block]
(4)
Assumes a hypothetical initial investment of $100 in new ordinary shares issued on June 17, 2022. Peer Group used for total shareholder return (“TSR”) comparisons reflects NYSE Pharmaceutical Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” furnished on pages 60-61 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 30, 2022. The 2022 TSR covers the period from June 17, 2022 through December 30, 2022, reflecting the period of time since Company’s emergence from Chapter 11 proceedings.

Adjustment To PEO Compensation, Footnote [Text Block]
To calculate compensation actually paid for our CEOs and other NEOs the following adjustments were made to SCT total pay.
	CEO #1 Mr. Trudeau			CEO #2 Mr. Olafsson
	2020	2021	2022	2020	2021	2022
SCT Total	$14,887,538	$8,975,983	$6,626,033	N/A	N/A	$6,431,741
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	—	—	—	N/A	N/A	$(4,580,263)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	—	—	—	N/A	N/A	—
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	—	—	—	N/A	N/A	$3,663,446
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(672,936)	—	—	N/A	N/A	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(184,900)	$2,365	—	N/A	N/A	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	—	—	—	N/A	N/A	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(191,599)	—	—	N/A	N/A	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	N/A	N/A	N/A	N/A	N/A	—
CAP	$13,838,104	$8,978,348	$6,626,033	N/A	N/A	$5,514,924

Non-PEO NEO Average Total Compensation Amount			$ 2,854,557	$ 3,329,371	$ 4,497,889
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,650,330	3,327,359	4,245,890
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Average Other NEOs
	2020	2021	2022
SCT Total	$4,497,889	$3,329,371	$2,854,557
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	—	—	$(1,017,838)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	—	—	—
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	—	—	$814,101
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(186,366)	$(3,253)	$(352)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(42,011)	$1,241	$(138)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	—	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(23,621)	—	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	N/A	N/A	N/A
CAP	$4,245,890	$3,327,359	$2,650,330

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
List of Company Performance Measures
The following table lists the measures we believe are most important in linking CAP to Company performance during 2022.The order of the measures in this chart should not be interpreted as a ranking. Further details on these measures and how they feature in our compensation plans can be found in the CD&A section of this proxy statement.
Measure
Adjusted operating cash flow
Adjusted EBITDA
Net sales

Total Shareholder Return Amount			$ 42
Peer Group Total Shareholder Return Amount			111
Net Income (Loss)			$ (911,000,000)	$ (717,000,000)	$ (945,000,000)
Company Selected Measure Amount			692	829	866
PEO Name	Mark Trudeau	Sigurdur O. Olafsson
Interest Paid, Including Capitalized Interest, Operating and Investing Activities			$ 268,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted operating cash flow
Non-GAAP Measure Description [Text Block]
(5)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For 2022, we selected adjusted operating cash flow. For 2020, the adjusted operating cash flow measure that we used for compensation purposes did include interest payments, but these amounts were excluded in this measure in 2021 and 2022. For consistency, adjusted operating cash flow for 2020 in the table above excludes the $268 million in interest payments. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted operating cash flow is a non-GAAP measure, and it represents operating cash flow prepared in accordance with GAAP adjusted for separation costs, reorganization advisor fees, working capital impacts related to the CARES Act, significant legal and environmental charges, working capital impacts resulting from the Company’s Chapter 11 bankruptcy filing, severance costs, interest payments, acquisition/divestiture costs, incremental Terlivaz launch spend contingent upon FDA approval and the impact of a customer bankruptcy.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net sales
Mark Trudeau[ Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,626,033	$ 8,975,983	$ 14,887,538
PEO Actually Paid Compensation Amount			6,626,033	8,978,348	13,838,104
Mark Trudeau[ Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(672,936)
Mark Trudeau[ Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(184,900)
Mark Trudeau[ Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,365
Mark Trudeau[ Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(191,599)
Sigurdur O. Olafsson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,431,741
PEO Actually Paid Compensation Amount			5,514,924
Sigurdur O. Olafsson [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,580,263)
Sigurdur O. Olafsson [Member] | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,663,446
Non-PEO NEO [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,017,838)
Non-PEO NEO [Member] | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			814,101
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(352)	(3,253)	(186,366)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (138)	$ 1,241	(42,011)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (23,621)